Alliance Revenue	6 Months Ended
Jun. 30, 2023
Alliance revenue [Abstract]
Alliance revenue	Table 29: Alliance Revenue

	H1 2023	H1 2022
	$m	$m
Enhertu	475	175
Tezspire	105	16
Vaxzevria: royalties	-	60
Other royalty income	41	34
Other Alliance Revenue	6	5
Total	627	290